Net Sales and Revenue Recognition - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Concentration Risk [Line Items]
Revenue recognized under net reporting arrangements	$ 83.8	$ 71.7	$ 42.5
Deferred revenue	$ 5.7	$ 7.0
Product line as percentage of consolidated net sales	10.00%
Top Customer Concentration Risk | Sales Revenue Net | Top Five Customers Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage	11.00%
Top Customer Concentration Risk | Sales Revenue Net | Largest Customer
Concentration Risk [Line Items]
Concentration risk, percentage	3.00%